Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Series E Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income
Beginning balance at Dec. 31, 2009	$ 33,105		$ 23	$ 366,780	$ (333,679)	$ (19)
Beginning balance, shares at Dec. 31, 2009			23,479,000
Sale of common stock and warrants net of issuance costs shares			4,071,000
Sale of common stock and warrants net of issuance costs value	14,089		5	14,084
Exercise of common stock options, warrants and employee stock purchases, shares			44,000
Exercise of common stock options, warrants and employee stock purchases	132			132
Issuance of common stock for services, shares			2,000
Issuance of common stock for services	8			8
Non-employee stock option expense	14			14
Stock-based compensation	3,684			3,684
Unrealized gain on marketable securities	32					32
Net loss	(17,963)				(17,963)
Ending balance at Dec. 31, 2010	33,101		28	384,702	(351,642)	13
Ending balance, shares at Dec. 31, 2010			27,596,000
Exercise of common stock options, warrants and employee stock purchases, shares			26,000
Exercise of common stock options, warrants and employee stock purchases	51			51
Issuance of common stock for services, shares			15,000
Issuance of common stock for services	38			38
Non-employee stock option expense	1			1
Stock-based compensation	2,725			2,725
Series D redeemable preferred stock beneficial conversion feature	4,445			4,445
Series D redeemable preferred stock accretion and dividends	(4,548)			(4,548)
Unrealized gain on marketable securities	(13)					(13)
Net loss	(23,776)				(23,776)
Ending balance at Dec. 31, 2011	12,024		28	387,414	(375,418)
Ending Balance, Shares at Dec. 31, 2011		0
Ending balance, shares at Dec. 31, 2011	27,637,000		27,637,000
Exercise of common stock options, warrants and employee stock purchases, shares			5,000
Exercise of common stock options, warrants and employee stock purchases	4			4
Issuance of common stock for services, shares			1,000
Issuance of common stock for services	1			1
Non-employee stock option expense	5			5
Stock-based compensation	2,096			2,096
Series D redeemable preferred stock beneficial conversion feature	1,238			1,238
Series D redeemable preferred stock accretion and dividends	(1,908)			(1,908)
Transfer of Series D warrant to equity	503			503
Series E preferred stock beneficial conversion feature		(1,262)		1,262
Series E preferred stock accretion and dividends	(40)	1,262		(1,302)
Shares of common stock issued under license agreement		424,000
Sale of Series E preferred stock and warrants, net of issuance costs	6,023	3,701		2,322
Net loss	(19,240)				(19,240)
Ending balance at Dec. 31, 2012	$ 706	$ 3,701	$ 28	$ 391,635	$ (394,658)
Ending Balance, Shares at Dec. 31, 2012		424,000
Ending balance, shares at Dec. 31, 2012	27,643,000		27,643,000